Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Aug. 31, 2025	May 31, 2025
Commitments and Contingencies.
Schedule of operating lease balances

(in thousands)	August 31, 2025	May 31, 2025
Assets
Right-of-use asset	$98	$130
Liabilities
Current operating lease liability	$105	$141
Non-current operating lease liability	—	—
Total operating lease liability	$105	$141

(in thousands)	May 31, 2025	May 31, 2024
Assets
Right-of-use asset	$130	$264
Liabilities
Current operating lease liability	$141	$142
Non-current operating lease liability	—	141
Total operating lease liability	$141	$283

Schedule of the minimum (base rental) lease payments

The minimum (base rental) lease payments are expected to be as follows as of August 31, 2025 (in thousands):

Fiscal Year	Amount
2026 - 9 months remaining	$123
Thereafter	—
Total operating lease payments	123
Less: imputed interest	(18)
Present value of operating lease liabilities	$105

The minimum (base rental) lease payments reconciled to the carrying value of the operating lease liabilities as of May 31, 2025, are expected to be as follows (in thousands):

Fiscal Year	Amount
2026	$169
Thereafter	—
Total operating lease payments	169
Less: imputed interest	(28)
Present value of operating lease liabilities	$141

Schedule of supplemental information relating to operating leases

	August 31, 2025
Weighted average remaining lease term	0.7	years
Weighted average discount rate	10.0%

	May 31, 2025
Weighted average remaining lease term	0.9	years
Weighted average discount rate	10.0%